ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2016
Allowances for accounts receivable, trade
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	38,483	31,817	28,156
Allowances reversed during the year, net	(5,843)	(1,084)	(854)
Accounts written-off against allowances	(9)	(858)	(47)
Foreign exchange effect	(814)	(1,719)	(1,136)

Closing balance	31,817	28,156	26,119

Allowances for advances to suppliers
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	40,047	37,735	28,629
Allowances made (reversed) during the year, net	4	1,291	(5,427)
Accounts written-off against allowances	—	(9,465)	(3,644)
Foreign exchange effect	(2,316)	(932)	(31)

Closing balance	37,735	28,629	19,527

Allowances for other receivables
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule of allowances

	Years Ended December 31,
	2014	2015	2016
	$	$	$
Beginning of the year	887	830	3,885
Allowances made (reversed) during the year, net	(53)	3,257	5,954
Foreign exchange effect	(4)	(202)	(588)

Closing balance	830	3,885	9,251